DIVIDENDS PAID OR DECLARED (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DIVIDENDS PAID OR DECLARED [Abstract]
Dividends paid	$ 0	$ 0
Dividend declared	$ 0	$ 0